UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07739

                                         Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard

Fourth Floor

                                                     Bridgewater, NJ  08807

(Address of principal executive offices) (Zip code)

Owen T. Meacham

The Northern Trust Company

50 South LaSalle Street

                                                   Chicago, IL 60603

With a copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

                                                       New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 435-8105

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

The Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Australia - 0.8%

Cochlear Ltd. (Health Care Equipment & Services)†	103,516	$6,070,841

France - 5.3%

Air Liquide SA (Materials)†	85,393	10,870,075

Dassault Systemes SA (Software & Services)†	241,656	16,162,294

Essilor International SA (Health Care Equipment & Services)†	74,000	7,203,743

L’Oreal SA (Household & Personal Products)†	48,900	8,257,967

		42,494,079

Germany - 1.2%

QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*	399,850	9,768,335

Hong Kong - 3.2%

AIA Group Ltd. (Insurance)†	3,162,600	16,961,766

Sands China Ltd. (Consumer Services)†	1,182,000	8,668,603

		25,630,369

India - 2.4%

HDFC Bank Ltd. - ADR (Banks)	198,200	9,394,680

ICICI Bank Ltd. - Sponsored ADR (Banks)	192,900	9,648,858

		19,043,538

Indonesia - 0.9%

Bank Central Asia Tbk PT (Banks)†	7,281,124	7,291,218

Japan - 9.0%

ABC-Mart Inc. (Retailing)†	227,200	12,304,367

FANUC Corp. (Capital Goods)†	70,600	12,230,648

Kakaku.com Inc. (Software & Services)†	217,106	3,634,852

Keyence Corp. (Technology Hardware & Equipment)†	28,696	12,470,463

M3 Inc. (Health Care Equipment & Services)†	604,700	9,752,026

MISUMI Group Inc. (Capital Goods)†	32,400	1,036,111

MonotaRO Co., Ltd. (Capital Goods)†	147,200	3,931,948

Stanley Electric Co., Ltd. (Automobiles & Components)†	258,463	6,715,375

	Shares	Value
COMMON STOCKS - 97.9% (continued)

Japan - 9.0% (continued)

Unicharm Corp. (Household & Personal Products)†	161,100	$9,883,687

		71,959,477

Mexico - 1.4%

America Movil SAB de CV, Series L - ADR (Telecommunication Services)	478,800	11,285,316

Russia - 2.0%

Magnit OJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	140,800	8,280,027

Yandex NV, Class A (Software & Services)*	252,200	7,636,616

		15,916,643

South Africa - 1.4%

Sasol Ltd. (Energy)†	189,400	10,927,902

Spain - 1.0%

Inditex SA (Retailing)†	284,250	8,283,779

Sweden - 1.0%

Elekta AB, Class B (Health Care Equipment & Services)†	624,600	7,646,308

Switzerland - 7.5%

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	72,840	8,092,767

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	279,000	20,687,850

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	40,000	11,620,935

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	65,500	10,163,305

Swatch Group AG, Bearer (Consumer Durables & Apparel)†	16,250	8,698,932

		59,263,789

Turkey - 1.7%

Turkiye Garanti Bankasi AS - ADR (Banks)	3,295,719	13,644,277

United Kingdom - 5.0%

Aggreko plc (Commercial & Professional Services)†	139,900	4,052,244

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 97.9% (continued)

United Kingdom - 5.0% (continued)

ARM Holdings plc - Sponsored ADR (Semiconductors & Semiconductor Equipment)	247,080	$10,565,141

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	51,903	4,278,767

Standard Chartered plc (Banks)†	449,100	9,317,162

WPP plc (Media)†	564,000	11,221,435

		39,434,749

United States - 54.1%

3M Co. (Capital Goods)	73,800	10,397,682

Abbott Laboratories (Health Care Equipment & Services)	198,900	8,377,668

AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	172,500	9,028,650

Allergan Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	98,300	16,304,038

American Express Co. (Diversified Financials)	109,300	9,618,400

BorgWarner Inc. (Automobiles & Components)	182,600	11,366,850

Bunge Ltd. (Food, Beverage & Tobacco)	106,000	8,357,040

Citrix Systems Inc. (Software & Services)*	161,800	10,958,714

Cognizant Technology Solutions Corp., Class A (Software & Services)*	177,400	8,701,470

Colgate-Palmolive Co. (Household & Personal Products)	208,500	13,218,900

DaVita HealthCare Partners Inc. (Health Care Equipment & Services)*	216,000	15,215,040

eBay Inc. (Software & Services)*	364,350	19,237,680

Emerson Electric Co. (Capital Goods)	174,724	11,121,183

Exxon Mobil Corp. (Energy)	99,800	9,874,212

F5 Networks Inc. (Technology Hardware & Equipment)*	94,950	10,690,420

First Republic Bank (Banks)	280,900	13,123,648

Google Inc., Class A (Software & Services)*	32,250	18,690,487

Informatica Corp. (Software & Services)*	221,800	7,035,496

IPG Photonics Corp. (Technology Hardware & Equipment)*	125,700	8,465,895

	Shares	Value
COMMON STOCKS - 97.9% (continued)

United States - 54.1% (continued)

JPMorgan Chase & Co. (Banks)	275,500	$15,888,085

Lazard Ltd., Class A (Diversified Financials)	221,000	11,558,300

MasterCard Inc., Class A (Software & Services)	109,000	8,082,350

Microsoft Corp. (Software & Services)	391,000	16,875,560

Monsanto Co. (Materials)	108,600	12,281,574

NIKE Inc., Class B (Consumer Durables & Apparel)	258,600	19,945,818

Praxair Inc. (Materials)	54,230	6,949,032

Procter & Gamble Co. (Household & Personal Products)	87,700	6,780,964

Ralph Lauren Corp. (Consumer Durables & Apparel)	39,500	6,156,470

Roper Industries Inc. (Capital Goods)	126,423	18,213,762

Schlumberger Ltd. (Energy)	224,850	24,371,492

Sigma-Aldrich Corp. (Materials)	179,150	17,990,243

SVB Financial Group (Banks)*	136,300	14,859,426

Trimble Navigation Ltd. (Technology Hardware & Equipment)*	276,210	8,534,889

Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	75,100	7,768,344

Wells Fargo & Co. (Banks)	293,750	14,951,875

		430,991,657
Total Common Stocks (Cost $611,538,764)		$779,652,277

CASH EQUIVALENT - 1.5%

Northern Institutional Funds - Prime Obligations Portfolio, 0.02% (Money Market Fund)	11,612,983	$11,612,983
Total Cash Equivalent (Cost $11,612,983)		$11,612,983

Total Investments — 99.4%
(Cost $623,151,747)		791,265,260

Other Assets Less Liabilities - 0.6%		4,948,831
Net Assets — 100.0%		$796,214,091

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)  (continued)

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	2.3%

Banks	13.6

Capital Goods	7.1

Commercial & Professional Services	0.5

Consumer Durables & Apparel	4.4

Consumer Services	1.1

Diversified Financials	2.7

Energy	5.7

Food & Staples Retailing	1.1

Food, Beverage & Tobacco	3.6

Health Care Equipment & Services	8.1

Household & Personal Products	4.8

Insurance	2.1

Materials	6.0

Media	1.4

Money Market Fund	1.5

Pharmaceuticals, Biotechnology & Life Sciences	8.4

Retailing	2.6

Semiconductors & Semiconductor Equipment	1.3

Software & Services	14.7

Technology Hardware & Equipment	5.0

Telecommunication Services	1.4

Total Investments	99.4

Other Assets Less Liabilities	0.6
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)

	Shares	Value
COMMON STOCKS - 92.9%

Australia - 2.5%

Cochlear Ltd. (Health Care Equipment & Services)†	618,300	$36,261,070

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,116,700	69,905,656

		106,166,726

Belgium - 2.2%

Anheuser-Busch InBev NV - Sponsored ADR (Food, Beverage & Tobacco)	866,400	93,553,872

Canada - 4.5%

Canadian National Railway Co. (Transportation)	1,415,800	94,632,072

Imperial Oil Ltd. (Energy)	1,922,000	98,675,480

		193,307,552

China - 2.1%

Baidu Inc. - Sponsored ADR (Software & Services)*	219,300	47,379,765

ENN Energy Holdings Ltd. (Utilities)†	6,077,000	42,967,939

		90,347,704

Denmark - 2.0%

Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)†	1,825,300	84,238,409

France - 12.1%

Air Liquide SA (Materials)†	979,580	124,695,321

Dassault Systemes SA (Software & Services)†	2,258,748	151,068,254

L’Oreal SA (Household & Personal Products)†	593,100	100,159,518

LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)†	252,000	43,235,949

Schneider Electric SE (Capital Goods)†	1,157,800	97,400,285

		516,559,327

Germany - 10.2%

Allianz SE, Reg S (Insurance)†	722,000	120,681,702

Bayerische Motoren Werke AG (Automobiles & Components)†	848,300	101,431,599

Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)†	802,300	55,767,514

Fuchs Petrolub SE (Materials)†	286,774	11,505,136

	Shares	Value
COMMON STOCKS - 92.9% (continued)

Germany - 10.2% (continued)

SAP SE - Sponsored ADR (Software & Services)	1,317,900	$103,441,971

Symrise AG (Materials)†	830,700	43,479,294

		436,307,216

Hong Kong - 6.4%

AIA Group Ltd. (Insurance)†	22,378,000	120,018,463

Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)†	2,743,900	61,046,523

Sands China Ltd. (Consumer Services)†	10,572,000	77,533,394

Xinyi Glass Holdings Ltd. (Automobiles & Components)†	23,538,000	13,837,874

		272,436,254

India - 2.7%

ICICI Bank Ltd. - Sponsored ADR (Banks)	2,304,100	115,251,082

Japan - 14.1%

FANUC Corp. (Capital Goods)†	593,600	102,834,455

JGC Corp. (Capital Goods)†	2,696,000	81,855,364

Keyence Corp. (Technology Hardware & Equipment)†	167,981	72,999,752

M3 Inc. (Health Care Equipment & Services)†	3,403,600	54,890,024

MISUMI Group Inc. (Capital Goods)†	1,581,700	50,580,742

Mitsubishi Estate Co., Ltd. (Real Estate)†	2,042,000	50,071,193

MonotaRO Co., Ltd. (Capital Goods)†	804,300	21,484,145

Sysmex Corp. (Health Care Equipment & Services)†	1,861,700	72,561,427

Unicharm Corp. (Household & Personal Products)†	1,564,600	95,990,176

		603,267,278

Poland - 1.0%

Bank Pekao SA - GDR, Reg S (Banks)#†	830,000	44,156,000

Singapore - 1.3%

DBS Group Holdings Ltd. (Banks)†	3,795,083	55,348,224

South Africa - 2.9%

MTN Group Ltd. (Telecommunication Services)†	3,708,400	76,494,527

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.9% (continued)

South Africa - 2.9% (continued)

Sasol Ltd. (Energy)†	830,700	$47,929,292

		124,423,819

South Korea - 1.1%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	72,700	46,820,158

Spain - 1.8%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	6,184,500	76,102,951

Sweden - 1.6%

Atlas Copco AB, Class A (Capital Goods)†	2,279,200	67,915,593

Switzerland - 9.2%

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	2,186,600	162,136,390

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	443,500	128,847,110

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	351,800	54,587,036

Swatch Group AG, Bearer (Consumer Durables & Apparel)†	91,000	48,714,019

		394,284,555

Taiwan - 1.4%

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	11,038,125	44,347,326

Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	699,700	13,994,000

		58,341,326

Turkey - 1.5%

Turkiye Garanti Bankasi AS - ADR (Banks)	15,791,700	65,377,638

United Kingdom - 8.0%

ARM Holdings plc (Semiconductors & Semiconductor Equipment)†	5,041,400	72,003,428

BG Group plc (Energy)†	3,238,400	63,890,775

Tesco plc (Food & Staples Retailing)†	7,838,600	33,921,207

	Shares	Value
COMMON STOCKS - 92.9% (continued)

United Kingdom - 8.0% (continued)

Unilever plc (Food, Beverage & Tobacco)†	1,084,000	$46,942,673

WPP plc (Media)†	6,224,700	123,847,636

		340,605,719

United States - 4.3%

Bunge Ltd. (Food, Beverage & Tobacco)	944,760	74,484,878

Schlumberger Ltd. (Energy)	992,500	107,577,075

		182,061,953
Total Common Stocks (Cost $3,118,377,489)		$3,966,873,356

PREFERRED STOCKS - 4.9%

Brazil - 3.1%

Itau Unibanco Holding SA - ADR
(Banks)	8,409,677	129,509,026

Germany - 0.5%

Fuchs Petrolub SE (Materials)†	561,625	22,561,257

South Korea - 1.3%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	107,500	55,309,423
Total Preferred Stocks (Cost $174,478,294)		$207,379,706

CASH EQUIVALENT - 2.2%

Northern Institutional Funds - Prime Obligations Portfolio, 0.02% (Money Market Fund)	95,212,003	95,212,003
Total Cash Equivalent (Cost $95,212,003)		$95,212,003

Total Investments — 100.0%
(Cost $3,388,067,786)		$4,269,465,065

Liabilities Less Other Assets - 0.0%		(379,476)
Net Assets — 100.0%		$4,269,085,589

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)  (continued)

Summary of Abbreviations

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	2.7%

Banks	11.4

Capital Goods	9.9

Consumer Durables & Apparel	2.2

Consumer Services	1.8

Diversified Financials	1.4

Energy	7.5

Food & Staples Retailing	0.8

Food, Beverage & Tobacco	8.8

Health Care Equipment & Services	6.4

Household & Personal Products	4.6

Insurance	5.6

Materials	4.7

Media	2.9

Money Market Fund	2.2

Pharmaceuticals, Biotechnology & Life Sciences	6.6

Real Estate	1.2

Semiconductors & Semiconductor Equipment	5.5

Software & Services	7.1

Technology Hardware & Equipment	1.7

Telecommunication Services	1.8

Transportation	2.2

Utilities	1.0

Total Investments	100.0

Liabilities Less Other Assets	0.0
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

Australia - 4.4%

Cardno Ltd. (Capital Goods)†	99,816	$577,205

iiNET Ltd. (Telecommunication Services)†	173,500	1,214,512

Imdex Ltd. (Materials)†	904,800	541,265

SAI Global Ltd. (Commercial & Professional Services)†	259,075	1,161,026

TPG Telecom Ltd. (Telecommunication Services)†	186,591	948,070

		4,442,078

Austria - 1.6%

Semperit AG Holding (Capital Goods)†	29,400	1,645,216

Brazil - 4.3%

CETIP SA - Mercados Organizados (Diversified Financials)†	111,397	1,558,453

Mills Estruturas e Servicos de Engenharia SA (Capital Goods)†	82,200	856,510

SLC Agricola SA (Food, Beverage & Tobacco)†	89,500	668,661

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Commercial & Professional Services)†	76,400	1,252,708

		4,336,332

Canada - 1.0%

Laurentian Bank of Canada (Banks)†	20,385	963,770

China - 1.1%

Haitian International Holdings Ltd. (Capital Goods)†	187,000	438,840

Yip’s Chemical Holdings Ltd. (Materials)†	982,000	640,058

		1,078,898

Denmark - 0.5%

Chr Hansen Holding A/S (Materials)†	11,750	485,416

Finland - 1.1%

Vacon oyj (Capital Goods)†	16,294	603,546

Vaisala oyj, Class A (Technology Hardware & Equipment)†	17,780	522,778

		1,126,324

	Shares	Value
COMMON STOCKS - 96.8% (continued)

France - 4.0%

Alten SA (Software & Services)†	21,150	$1,017,663

Ingenico (Technology Hardware & Equipment)†	7,910	798,495

IPSOS (Media)†	28,500	771,371

Rubis SCA (Utilities)†	17,076	1,023,420

Virbac SA (Pharmaceuticals, Biotechnology & Life Sciences)†	2,300	492,727

		4,103,676

Germany - 9.5%

Bechtle AG (Software & Services)†	17,900	1,392,731

Bertrandt AG (Commercial & Professional Services)†	4,120	513,682

Carl Zeiss Meditec AG, Bearer (Health Care Equipment & Services)†	35,800	1,063,407

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	20,800	1,433,727

Gerry Weber International AG (Consumer Durables & Apparel)†	29,500	1,344,190

KWS Saat AG (Food, Beverage & Tobacco)†	3,230	1,136,744

Leoni AG (Automobiles & Components)†	16,500	1,132,769

Pfeiffer Vacuum Technology AG (Capital Goods)†	7,900	786,386

Wirecard AG (Software & Services)†	22,400	834,719

		9,638,355

Hong Kong - 1.6%

Pico Far East Holdings Ltd. (Media)†	2,807,000	643,281

Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)†	788,900	1,018,974

		1,662,255

Indonesia - 2.6%

AKR Corporindo Tbk PT (Capital Goods)†	2,613,000	991,866

Tower Bersama Infrastructure Tbk PT (Telecommunication Services)†	1,340,000	944,184

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.8% (continued)

Indonesia - 2.6% (continued)

Wijaya Karya Persero Tbk PT (Capital Goods)†	3,180,000	$726,921

		2,662,971

Italy - 2.4%

Danieli & C Officine Meccaniche SpA (Capital Goods)†	28,400	599,853

DiaSorin SpA (Health Care Equipment & Services)†	16,700	668,605

Yoox SpA (Retailing)*†	44,900	1,178,637

		2,447,095

Japan - 15.2%

ABC-Mart Inc. (Retailing)†	8,400	454,915

Arcs Co., Ltd. (Food & Staples Retailing)†	14,000	296,478

Asahi Diamond Industrial Co., Ltd. (Capital Goods)†	27,200	398,758

Asics Corp. (Consumer Durables & Apparel)†	30,200	640,736

BML Inc. (Health Care Equipment & Services)†	39,300	1,569,633

Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	7,000	852,731

Hiday Hidaka Corp. (Consumer Services)†	68,300	1,551,382

Lintec Corp. (Materials)†	24,100	494,278

M3 Inc. (Health Care Equipment & Services)†	49,300	795,064

Message Co., Ltd. (Health Care Equipment & Services)†	35,400	1,387,293

MISUMI Group Inc. (Capital Goods)†	56,500	1,806,798

MonotaRO Co., Ltd. (Capital Goods)†	45,000	1,202,022

Nakanishi Inc. (Health Care Equipment & Services)†	32,100	1,371,655

Pigeon Corp. (Household & Personal Products)†	20,200	1,160,065

Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	23,000	355,628

Stanley Electric Co., Ltd. (Automobiles & Components)†	41,700	1,083,448

		15,420,884

Kenya - 1.7%

Equity Bank Ltd. (Banks)†	3,432,900	1,772,296

	Shares	Value
COMMON STOCKS - 96.8% (continued)

Malaysia - 3.7%

Coastal Contracts Bhd. (Capital Goods)†	1,397,066	$2,243,394

Dialog Group Bhd. (Capital Goods)†	1,340,640	780,362

KPJ Healthcare Bhd. (Health Care Equipment & Services)†	635,500	700,412

		3,724,168

Mexico - 0.5%

Grupo Herdez SAB de CV (Food, Beverage & Tobacco)†	163,000	461,258

Netherlands - 2.2%

Arcadis NV (Capital Goods)†	22,434	700,178

ASM International NV (Semiconductors & Semiconductor Equipment)†	13,480	511,840

Brunel International NV (Commercial & Professional Services)†	37,646	983,932

		2,195,950

Poland - 0.9%

Eurocash SA (Food & Staples Retailing)†	73,000	901,516

Singapore - 4.3%

Ezion Holdings Ltd. (Energy)†	963,400	1,653,384

Goodpack Ltd. (Materials)†	536,500	1,057,974

Super Group Ltd. (Food, Beverage & Tobacco)†	1,181,000	1,395,703

Tat Hong Holdings Ltd. (Capital Goods)†	377,000	265,917

		4,372,978

South Africa - 1.7%

Clicks Group Ltd. (Food & Staples Retailing)†	145,300	888,223

Discovery Ltd. (Insurance)†	95,900	839,105

		1,727,328

South Korea - 3.3%

Binggrae Co., Ltd. (Food, Beverage & Tobacco)†	7,300	567,152

Cheil Worldwide Inc. (Media)*†	67,850	1,422,277

Halla Visteon Climate Control Corp. (Automobiles & Components)†	27,770	1,375,753

		3,365,182

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.8% (continued)

Spain - 1.0%

Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)†	2,562	$1,064,117

Sweden - 2.8%

Avanza Bank Holding AB (Diversified Financials)†	23,300	822,443

Industrial & Financial Systems, Class B (Software & Services)†	60,800	1,990,705

		2,813,148

Switzerland - 1.5%

LEM Holding SA, Reg S (Technology Hardware & Equipment)†	830	695,582

Temenos Group AG, Reg S (Software & Services)*†	22,240	794,721

		1,490,303

Taiwan - 2.7%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	205,000	1,589,340

Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	352,700	572,219

Youngtek Electronics Corp. (Semiconductors & Semiconductor Equipment)†	252,042	527,792

		2,689,351

Turkey - 1.8%

Anadolu Hayat Emeklilik AS (Insurance)†	755,371	1,793,620

United Kingdom - 18.0%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	88,137	591,316

Bank of Georgia Holdings plc (Banks)†	41,200	1,685,063

Britvic plc (Food, Beverage & Tobacco)†	56,081	661,516

Domino Printing Sciences plc (Technology Hardware & Equipment)†	89,900	935,925

Grafton Group plc (Capital Goods)†	191,200	1,851,749

Jardine Lloyd Thompson Group plc (Insurance)†	38,100	660,489

Kentz Corp., Ltd. (Capital Goods)†	179,200	2,805,283

	Shares	Value
COMMON STOCKS - 96.8% (continued)

United Kingdom - 18.0% (continued)

Morgan Advanced Materials plc (Capital Goods)†	173,400	$915,430

PayPoint plc (Commercial & Professional Services)†	69,700	1,234,893

Rathbone Brothers plc (Diversified Financials)†	50,780	1,734,430

RPC Group plc (Materials)†	177,100	1,746,386

RPS Group plc (Commercial & Professional Services)†	430,000	1,853,640

Synergy Health plc (Health Care Equipment & Services)†	67,200	1,543,581

		18,219,701

United States - 1.4%

First Cash Financial Services Inc. (Diversified Financials)*	8,800	496,408

PriceSmart Inc. (Food & Staples Retailing)	11,700	962,910

		1,459,318
Total Common Stocks (Cost $78,517,437)		$98,063,504

PREFERRED STOCKS - 0.2%

Germany - 0.2%

Draegerwerk AG & Co. KGaA (Health Care Equipment & Services)†	2,857	257,099
Total Preferred Stocks (Cost $198,272)		$257,099

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)  (continued)

Shares		Value
CASH EQUIVALENT - 2.9%

Northern Institutional Funds - Prime Obligations Portfolio, 0.02% (Money Market Fund)	2,898,110	$2,898,110
Total Cash Equivalent (Cost $2,898,110)		$2,898,110

Total Investments — 99.9%
(Cost $81,613,819)		$101,218,713

Other Assets Less Liabilities - 0.1%		81,398
Net Assets — 100.0%		$101,300,111

Summary of Abbreviations

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	3.5%

Banks	4.4

Capital Goods	21.0

Commercial & Professional Services	6.9

Consumer Durables & Apparel	2.0

Consumer Services	1.5

Diversified Financials	4.6

Energy	1.6

Food & Staples Retailing	3.9

Food, Beverage & Tobacco	5.8

Health Care Equipment & Services	9.2

Household & Personal Products	1.1

Insurance	3.2

Materials	4.9

Media	2.8

Money Market Fund	2.9

Pharmaceuticals, Biotechnology & Life Sciences	2.8

Retailing	1.6

Semiconductors & Semiconductor Equipment	1.6

Software & Services	6.0

Technology Hardware & Equipment	4.5

Telecommunication Services	3.1

Utilities	1.0

Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)

	Shares	Value
COMMON STOCKS - 83.9%

Brazil - 5.5%

AMBEV SA - ADR (Food, Beverage & Tobacco)	3,285,100	$22,634,339

BM&FBovespa SA (Diversified Financials)†	3,854,800	20,575,924

Cielo SA (Software & Services)†	1,031,900	18,875,526

Petroleo Brasileiro SA - ADR (Energy)	874,100	13,933,154

Vale SA - Sponsored ADR (Materials)	1,038,100	14,896,735

		90,915,678

Chile - 1.1%

Banco Santander Chile - ADR (Banks)	707,100	17,981,553

China - 10.1%

51job Inc. - ADR (Commercial & Professional Services)*	270,400	20,431,424

Anhui Conch Cement Co., Ltd., Class H (Materials)†	4,170,400	15,696,255

Baidu Inc. - Sponsored ADR (Software & Services)*	106,800	23,074,140

China Merchants Holdings International Co., Ltd. (Transportation)†	4,388,305	14,836,923

CNOOC Ltd. - ADR (Energy)	124,900	22,066,083

CSR Corp., Ltd., Class H (Capital Goods)†	4,223,592	3,801,149

Ctrip.com International Ltd. - ADR (Retailing)*	148,400	9,502,052

ENN Energy Holdings Ltd. (Utilities)†	2,231,200	15,775,887

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	7,119,000	8,662,893

Tencent Holdings Ltd. (Software & Services)†	1,059,800	17,134,994

Want Want China Holdings Ltd. (Food, Beverage & Tobacco)†	11,915,000	16,297,938

		167,279,738

Czech Republic - 1.0%

Komercni Banka A/S (Banks)†	76,000	16,534,907

Hong Kong - 5.2%

AIA Group Ltd. (Insurance)†	6,720,200	36,042,009

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	970,100	10,309,750

Sands China Ltd. (Consumer Services)†	3,563,437	26,133,689

	Shares	Value
COMMON STOCKS - 83.9% (continued)

Hong Kong - 5.2% (continued)

Xinyi Glass Holdings Ltd. (Automobiles & Components)†	22,387,000	$13,161,206

		85,646,654

Hungary - 0.8%

Richter Gedeon Nyrt (Pharmaceuticals, Biotechnology & Life Sciences)†	780,700	12,807,527

India - 9.3%

Ambuja Cements Ltd. (Materials)†	6,204,348	21,125,354

Axis Bank Ltd. (Banks)†	4,759,500	30,708,412

Bharti Airtel Ltd. (Telecommunication Services)*†	3,536,800	21,690,420

Dabur India Ltd. (Household & Personal Products)†	5,457,000	18,659,039

Housing Development Finance Corp. (Banks)†	1,045,525	18,408,897

Maruti Suzuki India Ltd. (Automobiles & Components)†	543,600	22,650,453

Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,623,700	21,200,774

		154,443,349

Indonesia - 3.5%

Astra International Tbk PT (Automobiles & Components)†	24,786,300	16,514,641

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	25,841,000	23,688,702

Semen Indonesia Persero Tbk PT (Materials)†	12,972,500	18,551,285

		58,754,628

Italy - 1.1%

Tenaris SA - ADR (Energy)	422,500	18,154,825

Malaysia - 0.8%

Axiata Group Bhd. (Telecommunication Services)†	6,345,600	13,808,147

Mexico - 4.1%

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	85,100	9,082,723

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	238,600	22,402,154

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 83.9% (continued)

Mexico - 4.1% (continued)

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	137,800	$17,153,344

Grupo Financiero Banorte SAB de CV, Series O (Banks)†	2,941,300	19,547,853

		68,186,074

Netherlands - 0.6%

Nostrum Oil & Gas plc (Energy)*†	716,150	9,146,660

Nigeria - 1.4%

Zenith Bank plc (Banks)	154,514,600	23,935,924

Pakistan - 0.5%

Engro Corp., Ltd. (Materials)†	4,372,100	8,175,978

Panama - 1.0%

Copa Holdings SA, Class A (Transportation)	114,200	17,343,554

Peru - 1.4%

Credicorp Ltd. (Banks)	154,500	22,853,640

Poland - 0.8%

Bank Pekao SA (Banks)†	236,900	12,546,357

Russia - 5.3%

Lukoil OAO - Sponsored ADR (Energy)	425,700	23,754,060

Magnit OJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	358,600	21,088,194

Moscow Exchange MICEX-RTS OAO (Diversified Financials)#†	7,914,570	12,613,450

Novolipetsk Steel OJSC - Sponsored GDR, Reg S (Materials)†	645,000	8,574,919

Sberbank of Russia (Banks)#†	740,100	1,524,606

Sberbank of Russia - Sponsored ADR (Banks)†	2,516,200	20,860,461

		88,415,690

South Africa - 6.0%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,015,600	27,453,797

Discovery Ltd. (Insurance)†	2,409,200	21,080,002

Naspers Ltd., Class N (Media)†	177,300	21,775,927

Standard Bank Group Ltd. (Banks)†	1,164,800	15,670,013

	Shares	Value
COMMON STOCKS - 83.9% (continued)

South Africa - 6.0% (continued)

Tiger Brands Ltd. (Food, Beverage & Tobacco)†	444,800	$12,776,499

		98,756,238

South Korea - 4.1%

Hankook Tire Co., Ltd. (Automobiles & Components)†	506,532	27,847,227

NAVER Corp. (Software & Services)†	12,700	8,987,465

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	15,300	9,853,486

Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	74,700	20,497,557

		67,185,735

Taiwan - 9.3%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	2,951,000	22,878,741

Delta Electronics Inc. (Technology Hardware & Equipment)†	3,152,189	21,560,218

Hiwin Technologies Corp. (Capital Goods)†	1,226,391	13,150,061

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	7,475,917	25,536,871

MediaTek Inc. (Semiconductors & Semiconductor Equipment)†	1,476,000	22,903,271

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	12,145,277	48,795,475

		154,824,637

Thailand - 1.7%

Siam Commercial Bank pcl (Banks)†	4,947,270	27,424,916

Turkey - 2.9%

Arcelik A/S (Consumer Durables & Apparel)†	3,970,700	25,164,789

Turkiye Garanti Bankasi AS (Banks)†	5,492,800	22,478,610

		47,643,399

Ukraine - 0.3%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	418,500	5,414,225

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 83.9% (continued)

United Arab Emirates - 0.8%

Dragon Oil plc (Energy)†	1,355,100	$12,857,547

United Kingdom - 5.3%

Bank of Georgia Holdings plc (Banks)†	376,800	15,410,962

Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	655,100	15,339,258

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	850,600	25,805,204

SABMiller plc (Food, Beverage & Tobacco)†	576,300	31,379,610

		87,935,034
Total Common Stocks (Cost $1,192,305,530)		$1,388,972,614

PREFERRED STOCKS - 7.6%

Brazil - 4.1%

Banco Bradesco SA - ADR (Banks)	2,233,200	34,123,296

Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food & Staples Retailing)	604,100	29,129,702

Vale SA - Sponsored ADR (Materials)	308,600	3,950,080

		67,203,078

South Korea - 3.5%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	114,400	58,859,516
Total Preferred Stocks (Cost $108,688,487)		$126,062,594

PARTICIPATION NOTES - 4.9%

Qatar - 1.8%

Industries Qatar QSC, Issued by HSBC Bank plc, Maturity Date 2/23/15 (Capital Goods)^†	268,111	12,768,593
Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/12/16 (Banks)^†	356,100	17,702,307

		30,470,900

	Shares	Value
PARTICIPATION NOTES - 4.9% (continued)

Saudi Arabia - 3.1%

Etihad Etisalat Co., Issued by HSBC Bank plc, Maturity Date 12/5/14 (Telecommunication Services)^†	1,045,800	$24,686,284

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Retailing)^†	491,400	26,442,009

		51,128,293
Total Participation Notes (Cost $68,145,936)		$81,599,193

CASH EQUIVALENT - 3.5%

Northern Institutional Funds - Prime Obligations Portfolio, 0.02% (Money Market Fund)	57,817,002	57,817,002
Total Cash Equivalent (Cost $57,817,002)		$57,817,002

Total Investments — 99.9%
(Cost $1,426,956,955)		$1,654,451,403

Other Assets Less Liabilities - 0.1%		1,345,188
Net Assets — 100.0%		$1,655,796,591

Summary of Abbreviations

ADR	American Depository Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.9% of net assets as of July 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	4.9%

Banks	20.6

Capital Goods	1.8

Commercial & Professional Services	1.2

Consumer Durables & Apparel	1.5

Consumer Services	1.6

Diversified Financials	2.0

Energy	6.0

Food & Staples Retailing	3.0

Food, Beverage & Tobacco	8.2

Household & Personal Products	1.1

Insurance	4.7

Materials	5.5

Media	1.3

Money Market Fund	3.5

Pharmaceuticals, Biotechnology & Life Sciences	5.3

Retailing	2.2

Semiconductors & Semiconductor Equipment	9.1

Software & Services	4.1

Technology Hardware & Equipment	4.2

Telecommunication Services	3.6

Transportation	3.5

Utilities	1.0

Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)

	Shares	Value
COMMON STOCKS - 84.8%

Brazil - 5.6%

AMBEV SA - ADR (Food, Beverage & Tobacco)	4,971,100	$34,250,879

BM&FBovespa SA (Diversified Financials)†	5,891,200	31,445,700

Cielo SA (Software & Services)†	1,576,700	28,841,014

Petroleo Brasileiro SA - ADR (Energy)	1,338,500	21,335,690

Vale SA - Sponsored ADR (Materials)	1,701,800	24,420,830

		140,294,113

Chile - 1.1%

Banco Santander Chile - ADR (Banks)	1,083,400	27,550,862

China - 10.2%

51job Inc. - ADR (Commercial & Professional Services)*	406,771	30,735,617

Anhui Conch Cement Co., Ltd., Class H (Materials)†	6,287,000	23,662,564

Baidu Inc. - Sponsored ADR (Software & Services)*	163,800	35,388,990

China Merchants Holdings International Co., Ltd. (Transportation)†	6,743,289	22,799,158

CNOOC Ltd. - ADR (Energy)	189,500	33,478,965

CSR Corp., Ltd., Class H (Capital Goods)†	6,478,787	5,830,780

Ctrip.com International Ltd. - ADR (Retailing)*	222,100	14,221,063

ENN Energy Holdings Ltd. (Utilities)†	3,404,000	24,068,268

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	10,665,000	12,977,911

Tencent Holdings Ltd. (Software & Services)†	1,613,100	26,080,826

Want Want China Holdings Ltd. (Food, Beverage & Tobacco)†	18,320,000	25,059,019

		254,303,161

Czech Republic - 1.0%

Komercni Banka A/S (Banks)†	115,500	25,128,708

Hong Kong - 5.2%

AIA Group Ltd. (Insurance)†	10,196,400	54,685,685

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,478,800	15,715,965

Sands China Ltd. (Consumer Services)†	5,405,200	39,640,891

	Shares	Value
COMMON STOCKS - 84.8% (continued)

Hong Kong - 5.2% (continued)

Xinyi Glass Holdings Ltd. (Automobiles & Components)†	33,598,000	$19,752,098

		129,794,639

Hungary - 0.8%

Richter Gedeon Nyrt (Pharmaceuticals, Biotechnology & Life Sciences)†	1,166,000	19,128,444

India - 9.4%

Ambuja Cements Ltd. (Materials)†	9,521,414	32,419,723

Axis Bank Ltd. (Banks)†	7,228,000	46,635,236

Bharti Airtel Ltd. (Telecommunication Services)*†	5,340,400	32,751,503

Dabur India Ltd. (Household & Personal Products)†	8,150,004	27,867,188

Housing Development Finance Corp. (Banks)†	1,603,850	28,239,506

Maruti Suzuki India Ltd. (Automobiles & Components)†	834,300	34,763,195

Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,489,800	32,509,506

		235,185,857

Indonesia - 3.6%

Astra International Tbk PT (Automobiles & Components)†	37,838,000	25,210,740

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	39,641,000	36,339,300

Semen Indonesia Persero Tbk PT (Materials)†	19,933,600	28,505,986

		90,056,026

Italy - 1.1%

Tenaris SA - ADR (Energy)	630,500	27,092,585

Malaysia - 0.8%

Axiata Group Bhd. (Telecommunication Services)†	9,429,100	20,517,902

Mexico - 4.2%

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	130,700	13,949,611

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	364,800	34,251,072

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 84.8% (continued)

Mexico - 4.2% (continued)

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	209,898	$26,128,103

Grupo Financiero Banorte SAB de CV, Series O (Banks)†	4,510,740	29,978,337

		104,307,123

Netherlands - 0.6%

Nostrum Oil & Gas plc (Energy)*†	1,099,600	14,044,080

Nigeria - 1.5%

Zenith Bank plc (Banks)	234,827,720	36,377,265

Pakistan - 0.5%

Engro Corp., Ltd. (Materials)†	6,945,400	12,988,138

Panama - 1.1%

Copa Holdings SA, Class A (Transportation)	172,800	26,243,136

Peru - 1.4%

Credicorp Ltd. (Banks)	236,100	34,923,912

Poland - 0.7%

Bank Pekao SA (Banks)†	353,861	18,740,677

Russia - 5.4%

Lukoil OAO - Sponsored ADR (Energy)	646,094	36,052,045

Magnit OJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	545,800	32,096,867

Moscow Exchange MICEX-RTS OAO (Diversified Financials)#†	11,911,830	18,983,883

Novolipetsk Steel OJSC - Sponsored GDR, Reg S (Materials)†	957,900	12,734,752

Sberbank of Russia - Sponsored ADR (Banks)†	4,071,200	33,752,129

		133,619,676

South Africa - 6.0%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,544,700	41,756,480

Discovery Ltd. (Insurance)†	3,647,000	31,910,496

Naspers Ltd., Class N (Media)†	269,500	33,099,900

Standard Bank Group Ltd. (Banks)†	1,748,700	23,525,198

	Shares	Value
COMMON STOCKS - 84.8% (continued)

South Africa - 6.0% (continued)

Tiger Brands Ltd. (Food, Beverage & Tobacco)†	663,600	$19,061,342

		149,353,416

South Korea - 4.1%

Hankook Tire Co., Ltd. (Automobiles & Components)†	768,438	42,245,836

NAVER Corp. (Software & Services)†	18,800	13,304,278

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	22,780	14,670,746

Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	114,600	31,446,051

		101,666,911

Taiwan - 9.4%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	4,488,000	34,794,913

Delta Electronics Inc. (Technology Hardware & Equipment)†	4,811,751	32,911,224

Hiwin Technologies Corp. (Capital Goods)†	1,838,097	19,709,119

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	11,291,931	38,571,936

MediaTek Inc. (Semiconductors & Semiconductor Equipment)†	2,256,000	35,006,626

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	18,450,637	74,128,207

		235,122,025

Thailand - 1.7%

Siam Commercial Bank pcl (Banks)†	7,506,800	41,613,528

Turkey - 2.9%

Arcelik A/S (Consumer Durables & Apparel)†	6,016,912	38,132,904

Turkiye Garanti Bankasi AS (Banks)†	8,350,900	34,175,033

		72,307,937

Ukraine - 0.3%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	642,600	8,313,455

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 84.8% (continued)

United Arab Emirates - 0.8%

Dragon Oil plc (Energy)†	2,045,400	$19,407,296

United Kingdom - 5.4%

Bank of Georgia Holdings plc (Banks)†	563,454	23,045,032

Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	992,500	23,239,526

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,292,153	39,200,884

SABMiller plc (Food, Beverage & Tobacco)†	880,700	47,954,229

		133,439,671
Total Common Stocks (Cost $1,549,587,124)		$2,111,520,543

PREFERRED STOCKS - 7.6%

Brazil - 4.0%

Banco Bradesco SA - ADR (Banks)	3,385,500	51,730,440

Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food & Staples Retailing)	914,100	44,077,902

Vale SA - Sponsored ADR (Materials)	358,500	4,588,800

		100,397,142

South Korea - 3.6%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	173,500	89,266,837

Total Preferred Stocks (Cost $137,287,103)		$189,663,979

PARTICIPATION NOTES - 5.2%

Qatar - 2.0%

Industries Qatar QSC, Issued by HSBC Bank plc, Maturity Date 2/23/15 (Capital Goods)^†	441,788	21,039,835

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/12/16 (Banks)^†	553,400	27,510,409

		48,550,244

	Shares	Value
PARTICIPATION NOTES - 5.2% (continued)

Saudi Arabia - 3.2%

Etihad Etisalat Co., Issued by HSBC Bank plc, Maturity Date 12/5/14 (Telecommunication Services)^†	1,723,600	$40,685,866

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Retailing)^†	742,050	39,929,371

		80,615,237

Total Participation Notes (Cost $100,491,314)		$129,165,481

CASH EQUIVALENT - 2.4%

Northern Institutional Funds - Prime Obligations Portfolio, 0.02% (Money Market Fund)	59,096,751	59,096,751
Total Cash Equivalent (Cost $59,096,751)		$59,096,751

Total Investments — 100.0%
(Cost $1,846,462,292)		$2,489,446,754
Liabilities Less Other Assets - 0.0%		(296,769)
Net Assets — 100.0%		$2,489,149,985

Summary of Abbreviations

ADR	American Depository Receipt.

CDI	Chess Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.2% of net assets as of July 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	4.9%

Banks	20.9

Capital Goods	1.9

Commercial & Professional Services	1.2

Consumer Durables & Apparel	1.5

Consumer Services	1.6

Diversified Financials	2.0

Energy	6.1

Food & Staples Retailing	3.1

Food, Beverage & Tobacco	8.3

Household & Personal Products	1.1

Insurance	4.7

Materials	5.6

Media	1.3

Money Market Fund	2.4

Pharmaceuticals, Biotechnology & Life Sciences	5.3

Retailing	2.2

Semiconductors & Semiconductor Equipment	9.2

Software & Services	4.1

Technology Hardware & Equipment	4.3

Telecommunication Services	3.8

Transportation	3.5

Utilities	1.0

Total Investments	100.0

Liabilities Less Other Assets	0.0
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)

	Shares	Value
COMMON STOCKS - 85.4%

Bangladesh - 6.3%

GrameenPhone Ltd. (Telecommunication Services)†	797,000	$3,166,324

Lafarge Surma Cement Ltd. (Materials)†	1,300,000	1,429,963

Olympic Industries Ltd. (Food, Beverage & Tobacco)†	4,707,750	14,799,020

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,029,008	13,354,614

		32,749,921

Canada - 0.3%

Katanga Mining Ltd. (Materials)*†	3,000,000	1,293,163

Colombia - 5.6%

Cementos Argos SA - Sponsored ADR (Materials)#†	585,000	17,144,068

Ecopetrol SA - Sponsored ADR (Energy)	117,500	3,964,450

Grupo de Inversiones Suramericana SA - Sponsored ADR (Diversified Financials)#†	53,000	2,360,896

Grupo Odinsa SA (Capital Goods)†	664,449	2,690,729

Interconexion Electrica SA ESP - ADR (Utilities)#†	21,000	2,581,996

		28,742,139

Croatia - 0.4%

Ericsson Nikola Tesla (Technology Hardware & Equipment)†	8,800	2,187,235

Egypt - 5.1%

Commercial International Bank Egypt SAE (Banks)†	2,525,000	14,878,874

Global Telecom Holding SAE - GDR (Telecommunication Services)*†	725,000	2,523,249

Oriental Weavers (Consumer Durables & Apparel)†	1,339,375	9,207,368

		26,609,491

Estonia - 0.6%

Olympic Entertainment Group AS (Consumer Services)	875,000	2,308,188

Tallink Group AS (Transportation)	660,734	632,600

		2,940,788

	Shares	Value
COMMON STOCKS - 85.4% (continued)

Ghana - 0.9%

Ghana Commercial Bank Ltd. (Banks)	3,149,949	$4,654,470

Jordan - 0.7%

Arab Bank plc (Banks)†	299,984	3,492,819

Kazakhstan - 3.1%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	1,540,000	15,908,365

Kenya - 6.0%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	1,575,000	5,232,227

Equity Bank Ltd. (Banks)†	28,750,000	14,842,704

Nation Media Group Ltd. (Media)†	240,040	843,554

Safaricom Ltd. (Telecommunication Services)†	71,000,000	9,872,371

		30,790,856

Lebanon - 0.4%

Bank Audi SAL - GDR, Reg S (Banks)†	319,500	2,044,800

Mauritius - 0.3%

MCB Group Ltd. (Banks)	252,780	1,784,818

Morocco - 0.7%

Douja Promotion Groupe Addoha SA (Real Estate)†	560,000	3,804,609

Netherlands - 1.6%

Nostrum Oil & Gas plc (Energy)*†	650,000	8,301,793

Nigeria - 11.3%

Dangote Cement plc (Materials)	8,400,000	11,933,292

FBN Holdings plc (Banks)	42,000,000	3,756,393

Guaranty Trust Bank plc (Banks)	50,100,000	9,252,563

Lafarge Cement WAPCO Nigeria plc (Materials)	7,300,000	5,410,747

Nigerian Breweries plc (Food, Beverage & Tobacco)	3,550,000	3,949,074

SEPLAT Petroleum Development Co. Plc (Energy)*†	1,250,000	4,895,025

UAC of Nigeria plc (Capital Goods)	25,500,000	9,607,783

Zenith Bank plc (Banks)	61,250,000	9,488,264

		58,293,141

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 85.4% (continued)

Pakistan - 7.0%

Engro Corp., Ltd. (Materials)†	7,661,992	$14,328,189

Engro Fertilizers Ltd. (Materials)*†	7,499,999	4,157,646

MCB Bank Ltd. (Banks)†	1,709,000	5,251,489

Oil & Gas Development Co., Ltd. (Energy)†	2,905,400	8,091,715

Pakistan Petroleum Ltd. (Energy)†	1,949,997	4,575,567

		36,404,606
Panama - 0.5%

Copa Holdings SA, Class A (Transportation)	18,500	2,809,595

Peru - 4.4%

Alicorp SAA, Class C (Food, Beverage & Tobacco)†	1,418,500	4,228,659

Credicorp Ltd. (Banks)	75,000	11,094,000

Ferreycorp SAA (Capital Goods)†	2,038,896	1,237,459

Union Andina de Cementos SAA (Materials)†	5,450,000	6,265,263

		22,825,381
Philippines - 7.8%

Bank of the Philippine Islands (Banks)†	6,049,992	13,190,032

International Container Terminal Services Inc. (Transportation)†	2,000,000	5,203,253

Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunication Services)	38,000	2,673,680

Universal Robina Corp. (Food, Beverage & Tobacco)†	5,150,000	19,219,562

		40,286,527
Poland - 0.1%

Kernel Holding SA (Food, Beverage & Tobacco)*†	60,000	556,665

Qatar - 3.0%

Qatar Electricity & Water Co. (Utilities)†	45,000	2,292,640

Qatar National Bank SAQ (Banks)†	260,900	13,134,570

		15,427,210
Senegal - 0.9%

Sonatel (Telecommunication Services)	95,000	4,402,211

	Shares	Value
COMMON STOCKS - 85.4% (continued)

Slovenia - 1.9%

Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	111,000	$9,723,967

South Korea - 1.1%

Kolao Holdings (Retailing)†	285,382	5,938,881

Sri Lanka - 2.5%

Commercial Bank of Ceylon plc (Banks)†	9,550,000	10,609,626

John Keells Holdings plc (Capital Goods)†	1,151,450	2,094,963

		12,704,589
Thailand - 1.5%

Home Product Center pcl (Retailing)†	11,013,996	3,532,986

Siam Commercial Bank pcl (Banks)†	750,000	4,157,583

		7,690,569
Trinidad & Tobago - 1.0%

Neal & Massy Holdings Ltd. (Capital Goods)	222,290	2,410,481

Republic Bank Ltd. (Banks)	150,400	2,883,648

		5,294,129
Ukraine - 1.3%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	527,000	6,817,913

United Arab Emirates - 2.6%

Agthia Group PJSC (Food, Beverage & Tobacco)†	5,164,137	8,452,004

Dubai Financial Market (Diversified Financials)†	3,100,000	2,859,008

Emaar Properties PJSC (Real Estate)†	750,000	1,991,415

		13,302,427
United Kingdom - 0.6%

Ferrexpo plc (Materials)†	200,000	452,768

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	67,000	2,032,623

Kazakhmys plc (Materials)*†	120,000	657,865

		3,143,256

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 85.4% (continued)

United States - 1.3%

PriceSmart Inc. (Food & Staples Retailing)	80,000	$6,584,000

Vietnam - 4.6%

Hoa Phat Group JSC (Materials)†	6,600,000	17,887,663

PetroVietnam Drilling and Well Services JSC (Energy)†	1,325,000	5,931,280

		23,818,943
Total Common Stocks (Cost $376,497,655)		$441,329,277

PREFERRED STOCKS - 1.7%

Colombia - 1.7%

Bancolombia SA - Sponsored ADR (Banks)	140,000	8,737,400

Total Preferred Stocks (Cost $8,247,314)		$8,737,400

PARTICIPATION NOTES - 11.7%

Kuwait - 6.0%

Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 1/16/15 (Diversified Financials)^†	6,655,137	17,386,765

National Bank of Kuwait, Issued by Deutsche Bank AG, Maturity Date 3/28/18 (Banks)^†	3,999,312	13,695,792

		31,082,557

Saudi Arabia - 5.7%

Al Rajhi Bank, Issued by JP Morgan Structured Products, Maturity Date 6/6/17 (Banks)^†	260,000	4,732,125

Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 11/24/14 (Food, Beverage & Tobacco)^†	150,000	2,916,050

Etihad Etisalat Co., Issued by HSBC Bank plc, Maturity Date 12/5/14 (Telecommunication Services)^†	30,500	719,958

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Retailing)^†	390,000	20,985,722

		29,353,855
Total Participation Notes (Cost $50,473,496)		$60,436,412

	Shares	Value
CASH EQUIVALENT - 1.4%

Northern Institutional Funds - Prime Obligations Portfolio, 0.02% (Money Market Fund)	7,214,338	7,214,338
Total Cash Equivalent (Cost $7,214,338)		$7,214,338

Total Investments — 100.2%
(Cost $442,432,803)		$517,717,427

Liabilities Less Other Assets - (0.2)%		(852,635)
Net Assets — 100.0%		$516,864,792

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 11.7% of net assets as of July 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)  (continued)

Industry	Percentage of Net Assets

Banks	32.4%

Capital Goods	3.5

Consumer Durables & Apparel	1.8

Consumer Services	0.4

Diversified Financials	4.4

Energy	6.9

Food & Staples Retailing	1.3

Food, Beverage & Tobacco	12.8

Materials	15.7

Media	0.2

Money Market Fund	1.4

Pharmaceuticals, Biotechnology & Life Sciences	4.9

Real Estate	1.1

Retailing	5.9

Technology Hardware & Equipment	0.4

Telecommunication Services	4.5

Transportation	1.7

Utilities	0.9

Total Investments	100.2

Liabilities Less Other Assets	(0.2)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2014 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of July 31, 2014 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio** (“Institutional Emerging Markets”)	Class I: October 17, 2005 Class II: March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class: May 27, 2008 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets

* International Equity is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996 is historical information for the predecessor portfolio.

** Prior to the inception of Class II, shares of Institutional Emerging Markets Portfolio did not carry a specific class name. All shares of the Portfolio issued prior to March 5, 2014 have been re-designated as ‘Class I’ shares.

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2014 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Participation notes are valued based upon the closing or last traded price of their underlying local shares. Such securities are typically categorized as “Level 2” pursuant to the hierarchy described below.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. However, absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value as determined in good faith”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value as determined in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2014 (unaudited)

2. Summary of Significant Accounting Policies (continued)

The Portfolios disclose all transfers between levels based on valuations at the end of each reporting period. At July 31, 2014, there were no transfers between Level 1, Level 2, or Level 3 classifications based on levels assigned to the securities on October 31, 2013.

GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the Portfolio’s investments classified by Level 1, Level 2 and Level 3 and security type as of July 31, 2014. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

	Unadjusted Quoted Prices			Other Significant
	in Active Markets for			Observable Inputs
Portfolio	Identical Assets (Level 1)			(Level 2)			Total
	Common Stocks	Preferred Stocks	Cash Equivalents	Common Stocks	Preferred Stocks	Participation Notes	Investment Securities

Global Equity	$523,622,730	$—	$11,612,983	$256,029,547	$—	$—	$791,265,260
International Equity	976,504,223	129,509,026	95,212,003	2,990,369,133	77,870,680	—	4,269,465,065
International Small Companies	1,459,318	—	2,898,110	96,604,186	257,099	—	101,218,713
Institutional Emerging Markets	299,199,704	67,203,078	57,817,002	1,089,772,910	58,859,516	81,599,193	1,654,451,403
Emerging Markets	456,400,625	100,397,142	59,096,751	1,655,119,918	89,266,837	129,165,481	2,489,446,754
Frontier Emerging Markets	99,600,257	8,737,400	7,214,338	341,729,020	—	60,436,412	517,717,427

As of July 31, 2014, there were no Level 3 investments held within the Portfolios.

Securities

For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date – plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. However, on a semiannual basis, such fluctuations are included with the Net realized gain (loss) from investments and Change in unrealized appreciation (depreciation) from investments on the Statements of Operations.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2014 (unaudited)

3. Income Tax

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments at July 31, 2014, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$169,241,357	$(4,707,313)	$164,534,044	$626,731,216
International Equity	915,794,088	(38,981,664)	876,812,424	3,392,652,641
International Small Companies	21,199,790	(2,572,540)	18,627,250	82,591,463
Institutional Emerging Markets	252,039,477	(33,840,801)	218,198,676	1,436,252,727
Emerging Markets	676,482,230	(38,453,209)	638,029,021	1,851,417,733
Frontier Emerging Markets	84,761,949	(11,443,465)	73,318,484	444,398,943

4. Foreign Exchange Contracts

The Portfolios do not generally hedge foreign currency exposure, except on rare occasions when Harding Loevner has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the Portfolios of Investments. However, on a semiannual basis, realized gain (loss) and unrealized appreciation (depreciation) on spot market transactions is included in “net realized gain (loss) on foreign currency transactions” and “change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts on July 31, 2014.

5. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio investing in participation notes would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At July 31, 2014, the Portfolio’s investment in the Banking industry amounted to 31.9% of its total assets.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	September 26, 2014

By:	/s/ Charles S. Todd
Charles S. Todd, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	September 26, 2014